UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    FCG Advisors, LLC
Address: One Main Street, Suite 202
         Chatham, NJ 07928

Form 13F File Number: 28-14872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John A. Combias
Title:   Managing Member
Phone:   (973) 635-7374
Signature, Place, and Date of Signing:

      /s/ John A. Combias           Chatham, NJ            February 9, 2012
   -----------------------   ------------------------   ----------------------
         [Signature]               [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                           -------------
Form 13F Information Table Entry Total:         60
                                           -------------
Form 13F Information Table Value Total:      $122,806
                                           -------------
                                            (thousands)
                                           -------------

List of Other Included Managers:             None

                                    TITLE                    VALUE   SHARES OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                            OF CLASS          CUSIP   (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGER  SOLE  SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
         APPLE INC                                 37833100    1477       2776  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      AMERICAN REALTY         CAPITAL TRUST INC   02917L101     231     20,000  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    AMERICAN STD ENERGY           CORP COM        02971T107      71     153353  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    BRISTOL MYERS SQUIBB             Com          110122108     287       8797  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     BERKSHIRE HATHAWAY       INC DEL CL B NEW     84670702     205       2289  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    VANGUARD BD INDEX FD      INC SHORT TERM BD   921937827     964      11905  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     SPDR SERIES TRUST        BARCLAYS INTL ETF   78464A516    5351      87715  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     SPDR SERIES TRUST          SHRT INTL ETF     78464A334    5556     151585  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
         CHUBB CORP                  Com          171232101     301       4000  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
        CELGENE CORP                 Com          151020104   32285     406596  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
Celgene Contingent Value Rts     12/31/2030       151020112     194      30316  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      CFS BANCORP INC                Com          12525D102    1433     228554  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     COVER ALL TECH INC              Com          222892101      31      25000  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
       CISCO SYS INC                 Com          17275R102     961      48904  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      CHEVRON CORP NEW               Com          166764100     325      30001  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
       POWERSHARES DB          COMMODITY INDEX    73935S105    1051      37819  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
         ISHARES TR          MSCI EMERGING MKTS   464287234    7716     173989  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
         ISHARES TR          MSCI EAFE INDEX FD   464287465    4206      73969  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    ISHARES TR JPMORGAN     USD EMERGING MKTS BD  464288281    4940      42233  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      E M C CORP MASS                Com          268648102    3011     121998  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      FACEBOOK INC COM        USD0.000006 CL A    30303M102     542      20361  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    GENERAL ELECTRIC CO              Com          369604103    1184      56389  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     SPDR GOLD TR GOLD               SHS          78463V107    1653      10200  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      ISHARES S&P GSCI      COMMODITY INDEXED TR  46428R107     528      16102  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     SPDR INDEX SHS FDS      S&P INTL SMALL CAP   78463X871    1272      44726  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     INTL BUSINESS MACH              Com          459200101     560       2925  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
         INTEL CORP                  Com          458140100     664      32189  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    ISHARES TR S&P 500/         VALUE INDEX FD    464287408     418       6290  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    ISHARES TR S&P 500/        GROWTH INDEX FD    464287309     421       5564  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR RUSSELL      1000 VALUE INDEX FD  464287598    1818      24966  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR RUSSELL     1000 GROWTH INDEX FD  464287614    1163      17765  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
         ISHARES TR          RUSSELL 2000 VALUE   464287630    1645      21781  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR RUSSELL     2000 GROWTH INDEX FD  464287648     874       9168  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR RUSSELL      MIDCAP GROWTH INDEX  464287481    2653      42246  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR RUSSELL      MIDCAP VALUE INDEX   464287473    2527      50291  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     JOHNSON & JOHNSON               Com          478160104    3182      45395  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    SPDR SER TR BARCLAYS        HIGH YIELD BD     78464A417    3218      79046  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    JPMORGAN CHASE & CO              Com          46625H100    1733      39407  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     METABOLIX INC COM               Com          591018809     619     418125  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
         3M COMPANY                  Com          88579Y101     370       3989  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
       MICROSOFT CORP                Com          594918104     788      29520  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      MAXIM INTEGRATED            PRODS INC       57772K101    2570      87421  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    NEWSTAR FINL INC COM             Com          65251F105    2287     163267  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    NPS PHARMACEUTICALS              INC          62936P103    1505     165360  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      NEUBERGER BERMAN        REAL ESTATE SECS    64190A103      55      12000  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
       NYSE EURONEXT                 Com          629491101     963      30550  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     ISHARES TR S&P 100          INDEX FUND       464287101     950      14683  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
       PUBLIC SERVICE       ENTERPRISE GROUP INC  744573106     397      12989  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
         PFIZER INC                  Com          717081103     300      11966  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     PHILIP MORRIS INTL            INC COM        718172109     224       2674  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     SPDR INDEX SHS FDS      DJ WILSHIRE GLOBAL   78463X749     294       6975  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     SPDR INDEX SHS FDS       DJ WILSHIRE INTL    78463X863    2061      49844  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
    ISHARES TR MSCI EAFE     SMALL CAP INDEX FD   464288273     547      13430  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
        SPDR SER TR             S&P DIVID ETF     78464A763    1953      33587  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
          AT&T INC                   COM          00206R102     273       8104  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      ISHARES BARCLAYS         TREAS INFLATION    464287176    4588      37787  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     VANGUARD INDEX FDS       VANGUARD REIT ETF   922908553    2043      31053  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
     VANGUARD INDEX TR        VANGUARD EXTENDED   922908652    1664      27509  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
          VERIZON              COMMUNICATIONS     92343V104     370       8557  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------
      EXXON MOBIL CORP               Com          30231G102    1332      15836  Sh            Sole                             X
------------------------------------------------------------------------------------------------------------------------------------